Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 14, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Flex-Cap Value Fund

On March 8, 2007, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Nicholas-Applegate Capital Management LLC (“NACM”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the NACM Flex-Cap Value Fund (the “Fund”). The change will take place effective at the close of business on March 30, 2007, at which time NACM’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective April 2, 2007, the name of the Fund will be changed to “Allianz NFJ All-Cap Value Fund,” and all references to “NACM Flex-Cap Value Fund” will be replaced with “NFJ All-Cap Value Fund.” In addition, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” will be revised in their entirety as follows:

NFJ All-Cap Value Fund	Ticker Symbols:
PNFAX (Class A)
PNFBX (Class B)
PNFCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Equity securities of companies in a broad range of capitalizations with below average valuations	Approximate Primary Capitalization Range All capitalizations
		Approximate Number of Holdings 35–50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund focuses on common stocks of companies that the portfolio managers believe are undervalued relative to the market across a broad range of industry groups. To achieve income, the Fund normally invests a portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The Fund initially classifies its investment universe by industry. The portfolio managers then identify what they believe to be the most undervalued stocks in each industry to identify potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then re-classify the identified securities by market capitalization (i.e., small, medium and large market capitalizations). The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35-50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range based upon relative investment performance and the portfolio managers’ views regarding market conditions and other factors, such that the relative market capitalization weightings will vary over time.

A portfolio holding may become a sell candidate if the portfolio managers believe it is overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, it no longer pays a dividend, or if an alternative investment is deemed more attractive.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz NACM Flex-Cap Value Fund,” and was previously sub-advised by Nicholas-Applegate Capital Management LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Further, the narrative portion of the Fund Summary captioned “Performance Information” will be replaced in its entirety with the following:

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund changed its sub-adviser, investment objective, and principal investment strategies on April 2, 2007; the performance results shown below would not necessarily have been achieved had the Fund’s current sub-adviser, investment objective and principal investment strategies been in place. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition, effective April 2, 2007, the chart under “Management of the Funds – Sub-Advisers – NACM” in the Prospectus will be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” will be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ All-Cap Value	Jeffrey S. Partenheimer (Lead)	April 2007	Managing Director at NFJ. He is a Portfolio Manager with over 20 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director for DSC Communications in Plano, Texas. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

	Benno J. Fischer	April 2007	Managing Director and founding partner of NFJ. He has 39 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	April 2007	Portfolio Manager at NFJ. He has over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 14, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Flex-Cap Value Fund

On March 8, 2007, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Nicholas-Applegate Capital Management LLC (“NACM”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the NACM Flex-Cap Value Fund (the “Fund”). The change will take place effective at the close of business on March 30, 2007, at which time NACM’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective April 2, 2007, the name of the Fund will be changed to “Allianz NFJ All-Cap Value Fund,” and all references to “NACM Flex-Cap Value Fund” will be replaced with “NFJ All-Cap Value Fund.” In addition, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” will be revised in their entirety as follows:

NFJ All-Cap Value Fund	Ticker Symbol:
PNFDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Equity securities of companies in a broad range of capitalizations with below average valuations	Approximate Primary Capitalization Range All capitalizations
		Approximate Number of Holdings 35–50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund focuses on common stocks of companies that the portfolio managers believe are undervalued relative to the market across a broad range of industry groups. To achieve income, the Fund normally invests a portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The Fund initially classifies its investment universe by industry. The portfolio managers then identify what they believe to be the most undervalued stocks in each industry to identify potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then re-classify the identified securities by market capitalization (i.e., small, medium and large market capitalizations). The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35-50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range based upon relative investment performance and the portfolio managers’ views regarding market conditions and other factors, such that the relative market capitalization weightings will vary over time.

A portfolio holding may become a sell candidate if the portfolio managers believe it is overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, it no longer pays a dividend, or if an alternative investment is deemed more attractive.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz NACM Flex-Cap Value Fund,” and was previously sub-advised by Nicholas-Applegate Capital Management LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Further, the narrative portion of the Fund Summary captioned “Performance Information” will be replaced in its entirety with the following:

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund changed its sub-adviser, investment objective, and principal investment strategies on April 2, 2007; the performance results shown below would not necessarily have been achieved had the Fund’s current sub-adviser, investment objective and principal investment strategies been in place. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition, effective April 2, 2007, the chart under “Management of the Funds – Sub-Advisers – NACM” in the Prospectus will be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” will be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ All-Cap Value	Jeffrey S. Partenheimer (Lead)	April 2007	Managing Director at NFJ. He is a Portfolio Manager with over 20 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director for DSC Communications in Plano, Texas. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

	Benno J. Fischer	April 2007	Managing Director and founding partner of NFJ. He has 39 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	April 2007	Portfolio Manager at NFJ. He has over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 14, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ All-Cap Value Fund

On March 8, 2007, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Nicholas-Applegate Capital Management LLC (“NACM”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the NACM Flex-Cap Value Fund (the “Fund”). The change will take place effective at the close of business on March 30, 2007, at which time NACM’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective April 2, 2007, the name of the Fund will change to “Allianz NFJ All-Cap Value Fund,” and the Trust will offer Administrative and Institutional Class shares of the NFJ All-Cap Value Fund through this Prospectus. In addition, the following Summary Information relating to the Fund will be added to the table on page 2 of the Prospectus:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	NFJ All-Cap Value	Long-term growth of capital and income	Equity securities of companies in a broad range of capitalizations with below-average valuations	35-50

Further, the NFJ All-Cap Value Fund will be added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus will be changed to refer to 18 funds. In this supplement and in the Prospectus, the NFJ All-Cap Value Fund will be included in definition of “Funds” or a “Fund.” The Fund Summary for the NFJ All-Cap Value Fund as set forth below will be added to the Prospectus.

NFJ All-Cap Value Fund	Ticker Symbols:
PNFIX (Inst. Class)
PNCAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Equity securities of companies in a broad range of capitalizations with below average valuations	Approximate Primary Capitalization Range All capitalizations
		Approximate Number of Holdings 35–50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund focuses on common stocks of companies that the portfolio managers believe are undervalued relative to the market across a broad range of industry groups. To achieve income, the Fund normally invests a portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The Fund initially classifies its investment universe by industry. The portfolio managers then identify what they believe to be the most undervalued stocks in each industry to identify potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then re-classify the identified securities by market capitalization (i.e., small, medium and large market capitalizations). The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35-50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range based upon relative investment performance and the portfolio managers’ views regarding market conditions and other factors, such that the relative market capitalization weightings will vary over time.

A portfolio holding may become a sell candidate if the portfolio managers believe it is overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, it no longer pays a dividend, or if an alternative investment is deemed more attractive.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz NACM Flex-Cap Value Fund,” and was previously sub-advised by Nicholas-Applegate Capital Management LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Emerging Markets Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Smaller Company Risk
• Currency Risk		• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The Fund changed its sub-adviser, investment objective, and principal investment strategies on April 2, 2007; the performance results shown below would not necessarily have been achieved had the Fund’s current sub-adviser, investment objective and principal investment strategies been in place. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

NFJ All-Cap Value Fund (continued)

Calendar Year Total Returns — Institutional Class

More Recent Return Information
1/1/06–9/30/06	10.83%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest (2nd Qtr. ‘03)	16.97%
Lowest (1st Qtr. ‘03)	-4.33%

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	Fund Inception (7/19/02)(4)
Institutional Class — Before Taxes(1)	4.54%	20.83%
Institutional Class — After Taxes on Distributions(1)	3.05%	19.32%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	3.02%	17.38%
Administrative Class	4.33%	20.53%
Russell 3000 Value Index(2)	6.86%	14.77%
Lipper Multi-Cap Value Funds Average(3)	6.38%	13.81%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days of acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses(2)
Institutional	0.65%	None	0.27%	0.92%
Administrative	0.65	0.25%	0.27	1.17%

(1)

Other Expenses reflects a 0.25% Administrative Fee paid by each class and 0.02% in trustees’, tax and shareholder meeting/proxy expenses incurred by each Class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Total Annual Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$93	$292	$507	$1,126
Administrative	119	370	641	1,415

Changes to “Management of the Funds”

1. Effective April 2, 2007, the table in the second paragraph of the sub-section captioned “Advisory Fees” is revised to add the following entry:

Fund	Advisory Fees
NFJ All-Cap Value Fund	0.65%

2. The penultimate paragraph of the sub-section captioned “Advisory Fees” is revised to indicate that a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management”) and the Fund is available in the Fund’s semi-annual reports to shareholders for the six-month period ended December 31, 2006. A discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ Investment Group L.P. (“NFJ”) with respect to the Fund will be available in the Fund’s annual reports to shareholders for the fiscal year ending June 30, 2007.

3. The table in the first paragraph of the sub-section captioned “Sub-Advisers” is revised to add “NFJ All-Cap Value Fund” to the list of Funds sub-advised by NFJ.

4. The table in the second paragraph of the sub-section captioned “NFJ” is revised to indicate that the individuals listed below at NFJ share primary responsibility for managing the NFJ All-Cap Value Fund. The portfolio managers work collaboratively in managing the NFJ All-Cap Value Fund, though ultimate responsibility for investment decisions rests with the portfolio manager designated as “Lead” below.

Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ All-Cap Value	Jeffrey S. Partenheimer (Lead)	April 2007	Managing Director at NFJ. He is a Portfolio Manager with over 20 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director for DSC Communications in Plano, Texas. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

	Benno J. Fischer	April 2007	Managing Director and founding partner of NFJ. He has 39 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	April 2007	Portfolio Manager at NFJ. He has over 8 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Additions to “Purchases, Redemptions and Exchanges”

The table in the sub-section captioned “Redemption Fees” is revised to add the following entry:

Fund	7 days	30 days
NFJ All-Cap Value Fund	•

Additions to “Characteristics and Risks of Securities and Investment Techniques”

The first sentence in the sub-section captioned “Changes in Investment Objectives and Policies” is revised to note that the investment objective of the NFJ All-Cap Value Fund is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Additions to “Financial Highlights”

The financial highlights table is amended to add the following financial results information for Institutional and Administrative Class shares of the NFJ All-Cap Value Fund since these classes of shares were first offered:

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Loss) on Investments		Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
NFJ All-Cap Value Fund (i)
Institutional Class
06/30/2006	15.97	0.22	(a)	2.16	(a)	2.38	(0.09)	(0.65)
06/30/2005	15.36	0.21	(a)	1.22	(a)	1.43	—	(0.83)
06/30/2004	12.41	0.09	(a)	3.33	(a)	3.42	(0.05)	(0.42)
07/19/2002– 06/30/2003	10.00	0.11	(a)	2.52	(a)	2.63	(0.05)	(0.17)
Administrative Class
06/30/2006	15.87	0.18	(a)	2.15	(a)	2.33	(0.03)	(0.65)
06/30/2005	15.31	0.13	(a)	1.25	(a)	1.38	—	(0.83)
06/30/2004	12.39	0.05	(a)	3.32	(a)	3.37	(0.03)	(0.42)
07/19/2002– 06/30/2003	10.00	0.08	(a)	2.52	(a)	2.60	(0.04)	(0.17)

Year or Period Ended	Tax Basis Return of Capital	Total Dividends and Distributions	Fund Redemption Fee		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
NFJ All-Cap Value Fund (i)
Institutional Class
06/30/2006	—	(0.74)	—	(a)(b)	17.61	15.13	32,059	0.91	(c)	1.29		55
06/30/2005	—	(0.83)	0.01	(a)	15.97	9.30	29,288	0.91	(d)	1.34		150
06/30/2004	—	(0.47)	—	(a)	15.36	27.88	1,542	0.96		0.61		145
07/19/2002– 06/30/2003	—	(0.22)	—	(a)	12.41	26.53	1,202	0.96	(e)*	1.01	*	173
Administrative Class
06/30/2006	—	(0.68)	$—	(a)(b)	17.52	14.90	20	1.16	(f)	1.03		55
06/30/2005	—	(0.83)	0.01	(a)	15.87	8.99	18	1.20	(d)	0.81		150
06/30/2004	—	(0.45)	—	(a)	15.31	27.54	16	1.20		0.36		145
07/19/2002– 06/30/2003	—	(0.21)	—	(a)	12.39	26.21	13	1.21	(g)*	0.76	*	173

(i)	Prior to April 2, 2007, the Fund was named “NACM Flex-Cap Value Fund” and was sub-advised by Nicholas-Applegate Capital Management LLC.
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Amount is less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 0.92%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 8.00%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 8.24%.

Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 14, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2006

Disclosure Related to the NACM Flex-Cap Value Fund

On March 8, 2007, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Nicholas-Applegate Capital Management LLC (“NACM”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the NACM Flex-Cap Value Fund (the “Fund”). The change will take place effective at the close of business on March 30, 2007, at which time NACM’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investor Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective April 2, 2007, the name of the Fund will change to “Allianz NFJ All-Cap Value Fund,” and the Fund will no longer be offered through this Prospectus. Instead, Institutional and Administrative Class Shares of the Fund will continue to be offered to shareholders through the Prospectus for Institutional and Administrative Class Shares of Allianz Funds dated November 1, 2006 (as revised January 1, 2007), as supplemented from time to time (the “Institutional Prospectus”). For a free copy of the Institutional Prospectus, please call 1-800-498-5413, write to the Trust at 2187 Atlantic Street, Stamford, CT 06902, or visit the Trust’s web-site at www.allianzinvestors.com.

Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 14, 2007

to the Prospectus for Institutional Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2006 (as revised January 1. 2007)

Disclosure Related to the NACM Flex-Cap Value Fund

On March 8, 2007, the Board of Trustees of Allianz Funds approved the replacement of Nicholas-Applegate Capital Management LLC (“NACM”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the NACM Flex-Cap Value Fund (the “Fund”). The change will take place effective at the close of business on March 30, 2007, at which time NACM’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investor Fund Management LLC with respect to the Fund.

In connection with the change, effective April 2, 2007, the name of the Fund will be changed to “Allianz NFJ All-Cap Value Fund,” and the summary description of the investment objective, main investments and other information about the Fund contained in the table under “Underlying Stock Funds” in the section “Underlying Funds” will be revised in its entirety as follows:

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Value Stock Funds	NFJ All-Cap Value	Long-term growth of capital and income	Equity securities of companies in a broad range of capitalizations with below average valuations	35–50	All capitalizations

Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 14, 2007

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2006 (as revised January 1. 2007)

Disclosure Related to the NACM Flex-Cap Value Fund

On March 8, 2007, the Board of Trustees of Allianz Funds approved the replacement of Nicholas-Applegate Capital Management LLC (“NACM”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the NACM Flex-Cap Value Fund (the “Fund”). The change will take place effective at the close of business on March 30, 2007, at which time NACM’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investor Fund Management LLC with respect to the Fund.

In connection with the change, effective April 2, 2007, the name of the Fund will be changed to “Allianz NFJ All-Cap Value Fund,” and the summary description of the investment objective, main investments and other information about the Fund contained in the table under “Underlying Stock Funds” in the section “Underlying Funds” will be revised in its entirety as follows:

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Value Stock Funds	NFJ All-Cap Value	Long-term growth of capital and income	Equity securities of companies in a broad range of capitalizations with below average valuations	35–50	All capitalizations